OTHER COMPREHENSIVE INCOME (LOSS)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE INCOME (LOSS)

12. OTHER COMPREHENSIVE INCOME (LOSS)

        The components of other comprehensive income (loss) were as follows (dollars in millions):

			Other comprehensive income (loss)
	Accumulated other comprehensive loss
			Three months ended		Nine months ended
	September 30, 2012	December 31, 2011	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Foreign currency translation adjustments, net of tax of $10 and $11 as of September 30, 2012 and December 31, 2011, respectively	$242	$217	$94	$(118)	$25	$30
Pension and other postretirement benefit adjustments, net of tax of $140 and $156 as of September 30, 2012 and December 31, 2011, respectively	(787)	(845)	15	(77)	58	(66)
Other comprehensive income (loss) of unconsolidated affiliates	7	8	—	3	(1)	3
Other, net	(3)	(3)	—	(2)	—	(2)

Total	(541)	(623)	109	(194)	82	(35)
Amounts attributable to noncontrolling interests	10	12	(2)	—	(2)	(1)

Amounts attributable to Huntsman International	$(531)	$(611)	$107	$(194)	$80	$(36)

        Items of other comprehensive income (loss) of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.

23. OTHER COMPREHENSIVE (LOSS) INCOME

        Other comprehensive (loss) income consisted of the following (dollars in millions):

	December 31,
	2011		2010		2009
	Accumulated income (loss)	(Loss) income	Accumulated income (loss)	Income (loss)	Income (loss)
Foreign currency translation adjustments, net of tax of $11 and $12 as of December 31, 2011 and 2010, respectively	$217	$(79)	$296	$23	$71
Pension and other postretirement benefits adjustments, net of tax $156 and $124 as of December 31, 2011 and 2010, respectively	(845)	(182)	(663)	(28)	136
Other comprehensive income (loss) of unconsolidated affiliates	8	1	7	—	(2)
Other, net	(3)	(2)	(1)	(2)	2

Total	(623)	(262)	(361)	(7)	207
Amounts attributable to noncontrolling interests	12	5	7	1	(1)

Amounts attributable to Huntsman International LLC	$(611)	$(257)	$(354)	$(6)	$206

        Items of other comprehensive (loss) income of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.